Schedule of Investments - September 30, 2019
Hotchkis & Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 86.18%	Held			Value
COMMUNICATION SERVICES - 13.06%
Interactive Media & Services - 1.80%
Alphabet, Inc. (a)		11,100		$13,554,654

Media - 8.46%
CBS Corp.		216,300		8,732,031
Comcast Corp.		309,600		13,956,768
Discovery, Inc. (a)		736,000		18,120,320
News Corp.		1,632,000		22,717,440
				63,526,559
Wireless Telecommunication Services - 2.80%
Vodafone Group PLC - ADR		1,054,500		20,995,095
TOTAL COMMUNICATION SERVICES				98,076,308

CONSUMER DISCRETIONARY - 3.12%
Automobiles - 2.10%
General Motors Company		422,266		15,826,529

Specialty Retail - 0.71%
Office Depot, Inc. (c)		3,029,600		5,316,948

Textiles, Apparel & Luxury Goods - 0.31%
JG Boswell Company		3,401		2,322,883
TOTAL CONSUMER DISCRETIONARY				23,466,360

CONSUMER STAPLES - 0.53%
Beverages - 0.53%
PepsiCo, Inc.		29,200		4,003,320
TOTAL CONSUMER STAPLES				4,003,320

ENERGY - 10.23%
Energy Equipment & Services - 4.55%
Frank's International NV (a)		2,408,700		11,441,325
National Oilwell Varco, Inc.		1,070,300		22,690,360
				34,131,685
Oil, Gas & Consumable Fuels - 5.68%
Apache Corp.		491,100		12,572,160
Cairn Energy PLC (a) (v)		7,283,800		17,155,032
Hess Corp.		66,600		4,027,968
Kosmos Energy Ltd.		563,700		3,517,488
Marathon Oil Corp.		277,100		3,400,017
Rockhopper Exploration PLC (a) (v)		5,048,100		1,197,297
Whiting Petroleum Corp. (a)		102,300		821,469
				42,691,431
TOTAL ENERGY				76,823,116

FINANCIALS - 24.50%
Banks - 10.52%
Bank of America Corp. (c)		897,600		26,182,992
Citigroup, Inc. (c)		236,000		16,302,880
Credito Valtellinese SpA (a) (v)		54,457,200		3,709,562
Wells Fargo & Company		650,900		32,831,396
				79,026,830
Capital Markets - 9.69%
The Goldman Sachs Group, Inc.		153,000		31,706,190
Morgan Stanley		576,100		24,582,187
Motors Liquidation Company GUC Trust (a) (i) (o)		1,623,100		16,523,158
				72,811,535
Insurance - 4.29%
American International Group, Inc. (c)		445,600		24,819,920
Enstar Group Ltd. (a)		25,100		4,766,992
Global Indemnity Ltd.		104,400		2,606,868
				32,193,780
TOTAL FINANCIALS				184,032,145

HEALTH CARE - 1.17%
Health Care Equipment & Supplies - 1.17%
Medtronic PLC		81,200		8,819,944
TOTAL HEALTH CARE				8,819,944

INDUSTRIALS - 13.30%
Air Freight & Logistics - 2.71%
Royal Mail PLC (c) (v)		7,836,000		20,345,650

Building Products - 0.71%
Masonite International Corp. (a)		91,900		5,330,200

Construction & Engineering - 0.37%
Tutor Perini Corp. (a)		197,000		2,823,010

Industrial Conglomerates - 5.58%
General Electric Company		4,687,500		41,906,250

Machinery - 0.82%
Danieli & C Officine Meccaniche SpA (c) (v)		572,600		6,143,278

Professional Services - 0.08%
Hudson Global, Inc. (a)		48,170		591,046

Road & Rail - 3.03%
AMERCO		58,400		22,778,336
TOTAL INDUSTRIALS				99,917,770

INFORMATION TECHNOLOGY - 14.38%
Electronic Equipment, Instruments & Components - 1.64%
Corning, Inc.		432,300		12,329,196

Software - 10.09%
Microsoft Corp. (c)		349,100		48,535,373
Oracle Corp. (c)		496,000		27,294,880
				75,830,253
Technology Hardware, Storage & Peripherals - 2.65%
Hewlett Packard Enterprise Company		1,310,500		19,880,285
TOTAL INFORMATION TECHNOLOGY				108,039,734

MATERIALS - 0.97%
Chemicals - 0.74%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $6,892,250) (a) (f) (i) (m) (o) (u)		32,422		5,580,475

Metals & Mining - 0.23%
American Zinc Recycling LLC (Acquired 07/24/2014, Cost $7,500,000) (a) (f) (i) (m) (u)		4,688		1,675,725
TOTAL MATERIALS				7,256,200

REAL ESTATE - 4.92%
Equity Real Estate Investment Trusts - 4.37%
Seritage Growth Properties (l)		773,100		32,849,019

Real Estate Management & Development - 0.55%
Maui Land & Pineapple Company, Inc. (a)		377,300		4,105,024
TOTAL REAL ESTATE				36,954,043

Total common stocks (Cost $636,284,226)				647,388,940

PREFERRED STOCKS - 0.49%
FINANCIALS - 0.49%
Thrifts & Mortgage Finance - 0.49%
Federal Home Loan Mortgage Corp. - Series K (a)		33,900		762,750
Federal Home Loan Mortgage Corp. - Series N (a) (i)		118,600		2,481,705
Federal Home Loan Mortgage Corp. - Series S (a)		18,700		392,700
TOTAL FINANCIALS				3,637,155

Total preferred stocks (Cost $274,261)				3,637,155

CORPORATE BONDS - 6.39%	Principal
CONSUMER DISCRETIONARY - 1.62%	Amount
Multiline Retail - 1.62%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)		$14,080,000		12,179,200
TOTAL CONSUMER DISCRETIONARY				12,179,200

INDUSTRIALS - 4.31%
Industrial Conglomerates - 4.31%
General Electric Company
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual		34,025,000		32,332,937
TOTAL INDUSTRIALS				32,332,937

REAL ESTATE - 0.46%
Equity Real Estate Investment Trusts - 0.46%
The GEO Group, Inc.
5.875%, 10/15/2024		4,030,000		3,485,950
TOTAL REAL ESTATE				3,485,950

Total corporate bonds (Cost $43,705,011)				47,998,087

TERM LOANS - 1.78%
CONSUMER DISCRETIONARY - 1.27%
Specialty Retail - 1.27%
Ascena Retail Group, Inc.
6.563% (1 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/10/2019 - 07/18/2019, Cost $11,174,853) (b) (m)		17,000,000		9,535,130
TOTAL CONSUMER DISCRETIONARY				9,535,130

MATERIALS - 0.51%
Chemicals - 0.51%
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $3,802,486) (b) (f) (m) (u)		3,802,486		3,802,486
TOTAL MATERIALS				3,802,486

Total term loans (Cost $14,977,339)				13,337,616
	Contracts
	(100 shares		Notional
PURCHASED PUT OPTIONS - 2.12%	per contract)		Amount
CONSUMER DISCRETIONARY - 1.92%
Automobiles - 1.92%
Tesla, Inc. (a)
Expiration: June 2020, Exercise Price: $270.00		50	$1,204,350	280,750
Expiration: January 2021, Exercise Price: $300.00		50	1,204,350	445,625
Expiration: January 2021, Exercise Price: $450.00		210	5,058,270	4,470,375
Expiration: January 2021, Exercise Price: $500.00		355	8,550,885	9,244,200
TOTAL CONSUMER DISCRETIONARY				14,440,950

INVESTMENT COMPANIES - 0.20%
Exchange Traded Funds - 0.20%
iShares China Large-Cap ETF (a)
Expiration: January 2020, Exercise Price: $40.00		3,000	11,940,000	591,000
Expiration: January 2021, Exercise Price: $40.00		2,100	8,358,000	903,000
TOTAL INVESTMENT COMPANIES				1,494,000

Total purchased put options (Cost $15,513,397)				15,934,950
	Shares
WARRANTS - 0.22%	Held
ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Lonestar Resources America, Inc. (Acquired 09/30/2016, Cost $339,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price: $5.00		80,000		0
TOTAL ENERGY				0

FINANCIALS - 0.22%
Insurance - 0.22%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $43.09		117,400		1,674,230
TOTAL FINANCIALS				1,674,230
Total warrants (Cost $1,226,559)				1,674,230
Total long-term investments (Cost $711,980,793)				729,970,978

COLLATERAL FOR SECURITIES ON LOAN - 1.84%
Money Market Funds - 1.84%
Invesco Government & Agency Portfolio - Institutional Class, 1.83%^		13,840,745		13,840,745
Total collateral for securities on loan (Cost $13,840,745)				13,840,745

	Principal
SHORT-TERM INVESTMENTS - 2.38%	Amount
Time Deposits - 2.38%
Banco Bilbao Vizcaya Argentaria SA, 1.25%, 10/01/2019*		$17,877,128		17,877,128
Brown Brothers Harriman & Co., 0.25%, 10/01/2019*	AUD	41		28
Brown Brothers Harriman & Co., 0.84%, 10/01/2019*	CAD	96		73
Brown Brothers Harriman & Co., 0.38%, 10/01/2019*	GBP	117		143
Total short-term investments (Cost $17,877,372)				17,877,372

Total investments - 101.40% (Cost $743,698,910)				761,689,095

Liabilities in excess of other assets - (1.40)%				(10,489,936)

Net assets - 100.00%				$751,199,159

(a)	-	Non-income producing security.
(b)	-	The coupon rate shown on variable rate securities represents the rate at September 30, 2019.
(c)	-	All or a portion of this security is segregated as collateral for purchased put options.
(f)	-
Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $11,058,686, which represented 1.47% of net assets.  See Security Valuation below.

(l)	-
All or a portion of this security is on loan.  The total market value of securities on loan was $13,561,711.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(m)	-
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $20,593,816, which represented 2.74% of net assets.

(o)	-
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2019.

Issuer Name	Value at July 1, 2019	Purchases	Sales	Net Realized Gains (Losses)	Net Change in Unrealized Appreciationn (Depreciation)	Value at September 30, 2019	Dividends	Shares Held at September 30, 2019
Iracora Investments Holdings, Inc.	$5,264,360	$-	$-	$-	$316,115	$5,580,475	$-	$32,422
Motors Liquidation Company GUC Trust	17,207,860	-	-	-	(681,702)	16,523,158	-	1,623,100
	$22,469,220	$-	$-	$-	$(365,587)	$22,103,633	$-

(r)	-
Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $12,179,200, which represented 1.62% of net assets.

(u)	-	Value determined using significant unobservable inputs.
(v)	-
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $48,550,819, which represented 6.46% of net assets.  See Security Valuation below.

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
GBP	-	British Pound
LIBOR	-	London Interbank Offered Rate
USD	-	United States Dollar
^	-	Rate shown is the 7-day yield as of September 30, 2019.
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$591,581,921
Preferred Stocks	1,155,450
Purchased Put Options	1,774,750
Warrants	1,674,230
Money Market Funds	13,840,745
Time Deposits	17,877,372
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	18,352,329
Financials	3,709,562
Industrials	26,488,928
Preferred Stocks:
Financials	2,481,705
Corporate Bonds	47,998,087
Term Loans	9,535,130
Purchased Put Options	14,160,200
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Materials	7,256,200
Term Loans	3,802,486

Total Investments	$761,689,095

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2019:

	Fair Value at September 30, 2019	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks	$7,256,200	Market comparable companies	EBIT multiple	4x - 10x	Increase

Term Loans	3,802,486	Market quote (stale)	N/A	$ 100.00	Increase
	$11,058,686

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Term Loans	Total
Balance at June 30, 2019	$7,053,582	$3,802,486	$10,856,068
Purchases	-	-	-
Sales	-	-	-
Accrued discounts (premiums)	-	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	202,618	-	202,618
Transfers into Level 3	-	-	-
Balance at September 30, 2019	$7,256,200	$3,802,486	$11,058,686

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2019	$202,618	$-	$202,618

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2019, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2019, the Fund did not have any outstanding unfunded loan commitments.